CONVERTIBLE DEBENTURE	12 Months Ended
Mar. 31, 2026
Convertible Debenture Disclosure Abstract
CONVERTIBLE DEBENTURE

NOTE 16 — CONVERTIBLE DEBENTURE

On November 29, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with an accredited investor (the “Debenture Holder”) to place Convertible Debentures (the “Debentures,” each, a “Debenture”) with a maturity date of November 28, 2025, which is 364 days after the issuance of the first Debenture, in the aggregate principal amount of up to $5,000,000 at a purchase price equal to 95% of the principal amount (the “Transaction”), provided that in case of an event of default, the Debentures may become, at the Debenture Holder’s election, immediately due and payable. The Debentures bear an interest rate of 5% per annum which shall be increased to 18% per annum in the event of default. The initial closing of the Transaction in the principal amount of $1,500,000 in Debenture occurred on November 29, 2024. The second closing of the Transaction in the principal amount of $2,000,000 in Debenture occurred on December 19, 2024. The third closing of the Transaction in the principal amount of $1,500,000 in Debenture occurred on December 30, 2024. On October 17, 2025 the Company and the Debenture Holder entered into a floor price adjustment agreement (the “Letter Agreement”), pursuant to which the floor price of the Debentures was reduced to $0.40. The Securities Purchase Agreement, the Debentures, the Letter Agreement and any other agreements executed by the Company and the Holder in connection with the issuance of the Debentures are collectively referred to as the “Transaction Documents”. On December 16, 2025 and January 12, 2026, the Company entered into two forbearance agreements (each a “Forbearance Agreement” and collectively the “Forbearance Agreements”) with the Debenture Holder, pursuant to which the Company acknowledged the existing defaults as described in the Forbearance Agreements (the “Existing Defaults”), and the Debenture Holder agreed to forbear from exercising its rights and remedies under the Transaction Documents or applicable law in respect of or arising out of the Existing Defaults, subject to the conditions, amendments and modifications contained herein for the period commencing from December 16, 2025 and ending on February 12, 2026, so long as (i) the Company strictly complies with the terms of this Agreement, and (ii) there is no occurrence or existence of any other Event of Default, other than the Existing Defaults. As consideration for the Holder forbearing to exercise its rights under the Transaction Documents, the Company has paid to the Debenture Holder a total of $125,000 under the Forbearance Agreements, which shall not be applied to the principal and interest due and outstanding under the Debentures. Upon expiration of the Forbearance Agreement on February 12, 2026, the Company started to make repayments. The Company and the Debenture Holder reached mutual agreement to extend the forbearance period, and the Debenture Holder did not exercise any of its rights and remedies under the Transaction Documents or applicable law in respect of or arising out of the Existing Defaults. The Company assessed whether the Forbearance Agreements constitute substantial changes of terms of the Convertible Debentures. If the terms are substantially different, the modification is accounted for as a debt extinguishment. Otherwise, it is accounted for as a modification. The Company performed assessment and concluded that the modification was not substantial.

For the years ended March 31, 2026, 2025 and 2024, a total of $562,330, $230,700 and $nil in amortization of the debt issuance costs was recorded on the consolidated statements of (loss) income and comprehensive loss, respectively. As of March 31, 2026, shares of the Company’s Class A ordinary share totaling 317,271 were issued by the Company to the Debenture Holder equaling principal and interests amounted to $3,240,483, and cash totaling US$1,350,000 was repaid to the Debenture Holder. The Convertible Debentures balance was $279,019, with a carrying value of $279,019, net of deferred financing costs of $nil was recorded in the accompanying consolidated balance sheets as of March 31, 2026. The Convertible Debentures balance was $2,391,945, with a carrying value of $2,954,275, net of deferred financing costs of $562,330 was recorded in the accompanying consolidated balance sheets as of March 31, 2025. As of the date of this report, the outstanding balance of this Debentures was fully repaid by the Company.

The derivative liability associated with these notes were $ nil and $2,032,530 as of March 31, 2026 and 2025, respectively. The Company recognized a gain (loss) of $682,848 and $(356,134) from the change in fair value of the derivative liability for the years ended March 31, 2026 and 2025, respectively. Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of March 31, 2026 and 2025. The Company classified the embedded conversion features within the Convertible Debentures as a Level 3 fair value measurement and used the Black-Scholes option pricing model to calculate the fair values as of March 31, 2026 and 2025, respectively and for each subsequent reporting period. The Black-Scholes model uses inputs such as the stock price, exercise price, the contractual term of the note, risk free interest rates and expected volatility.